UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22500

A&Q Multi-Strategy Fund

(Exact name of registrant as specified in charter)

787 Seventh Avenue

      New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management (Americas) LLC

One North Wacker Drive

      Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

A&Q MULTI-STRATEGY FUND

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2025 to September 30, 2025

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Multi-Strategy Fund

A&Q MULTI-STRATEGY FUND

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2025 to September 30, 2025

A&Q Multi-Strategy Fund

Statement of Assets and Liabilities

(Unaudited)

September 30, 2025

ASSETS

Investments in Investment Funds, at fair value (cost $199,155,192)	$315,570,441
Cash and cash equivalents	10,142,796
Receivable from Investment Funds	28,057,502
Interest receivable	18,951
Other assets	40,283

Total Assets	353,829,973

LIABILITIES

Shareholders’ redemptions payable	10,115,026
Loan payable	4,600,000
Management Fee payable	1,295,215
Incentive Fee payable	546,208
Subscriptions received in advance	327,000
Professional fees payable	220,961
Administration fee payable	115,476
Tax compliance fees payable	62,500
Officer’s and Trustees’ fees payable	35,520
Custody fee payable	600
Other liabilities	58,860

Total Liabilities	17,377,366

Net Assets	$336,452,607

NET ASSETS

Represented by:
Paid in capital	$309,870,992
Total distributable earnings (loss)	26,581,615

Net Assets	$336,452,607

Net asset value per Share (based on 328,681.288 Shares outstanding)	$1,023.64

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

September 30, 2025

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption

Credit/Income

Elementum Zephyrus Total Return Cat Bond Fund Ltd.	Global Markets	$13,607,000	$16,779,602	4.99%	1/1/2024	Monthly	30 days	9/30/2025		$16,779,602

Redwood Opportunity Offshore Fund, Ltd.	US/Canada	4,444,580	7,848,562	2.33	2/1/2017	Quarterly	60 days	12/31/2025	(d),(e)	$2,616,187
Sona Credit Fund Ltd	Global	9,212,701	14,604,800	4.34	12/1/2022	Quarterly	45 days	9/30/2025	(d)	$3,651,200
SPF Securitized Products Fund Ltd.	US/Canada	10,314,633	11,536,923	3.43	7/1/2024	Quarterly	65 days	9/30/2025	(d)	$2,884,231

Credit/Income Subtotal		37,578,914	50,769,887	15.09

Equity Hedged

Aleutian Fund, Ltd.	US/Canada	12,934,841	16,623,044	4.95	6/1/2023	Monthly	90 days	9/30/2025		$16,623,044
Anomaly Capital International, Ltd.	Global	13,125,735	23,159,952	6.89	10/1/2020	Custom Quarterly Dates	60 days	9/30/2025	(d)	$4,391,865

Burkehill International Ltd.	Global Markets	13,702,100	16,023,470	4.76	3/1/2024	Quarterly	60 days	9/30/2025	(f)	$13,545,126
Davidson Kempner Talonite Fund (Cayman) Ltd.	Europe including UK	15,000,000	15,190,650	4.51	8/1/2025	Quarterly	60 days	9/30/2025		$15,190,650

Jericho Capital International, Ltd.	US/Canada	8,638,784	18,178,650	5.40	1/1/2024	Quarterly	60 days	9/30/2025		$18,178,650
Point72 Capital International, Ltd.	Global	8,057,900	17,769,865	5.28	8/1/2018	Quarterly	45 days	9/30/2025	(d)	$4,442,466

Equity Hedged Subtotal		71,459,360	106,945,631	31.79

Multi-Strategy

Schonfeld Strategic Partners Offshore Fund Ltd.	Global	13,825,874	19,428,911	5.77	6/1/2021	Monthly	45 days	9/30/2025		$19,428,911

Multi-Strategy Subtotal		13,825,874	19,428,911	5.77

Relative Value

Bright Meadow Agency MBS Offshore Fund, Ltd.	US/Canada	10,793,661	14,631,447	4.35	8/1/2021	Monthly	30 days	9/30/2025	(g)	$7,315,724
Elan Feeder Fund Ltd.	Global	10,314,367	14,937,228	4.44	2/1/2022	Monthly	45 days	9/30/2025	(d)	$3,734,307
Linden Investors LP	Global	4,490,617	14,986,017	4.45	4/1/2014	Quarterly	65 days	9/30/2025	(d)	$3,746,504
Symmetry International Fund, Ltd.	Global	13,646,121	37,796,322	11.24	1/1/2015	Anniversary - 30 months	184 days	12/31/2027	(h)	$37,796,322
Trexquant Offshore Fund Ltd.	Global	10,000,000	9,510,656	2.83	6/1/2025	Monthly	60 days	5/31/2026	(h)	$9,510,656

Relative Value Subtotal		49,244,766	91,861,670	27.31

Trading

Kirkoswald Global Macro Fund Ltd	Global Markets	12,775,610	15,375,781	4.57	5/1/2023	Quarterly	60 days	9/30/2025	(d)	$3,843,945
Rokos Global Macro Fund, Ltd.	Global	4,621,158	14,005,564	4.16	11/1/2015	Monthly	90 days	9/30/2025	(d)	$3,501,391

Statar Capital Offshore (Cayman), Ltd.	US/Canada	4,149,510	7,395,274	2.20	4/1/2022	Monthly	30 days	9/30/2025		$7,395,274
Valent Green Elements Offshore Fund Ltd.	Global Markets	5,500,000	9,787,723	2.91	5/1/2024	Quarterly	90 days	6/30/2026	(h)	$9,787,723

Trading Subtotal		27,046,278	46,564,342	13.84

Total Investment Funds		$199,155,192	$315,570,441	93.80%

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2025

Cash Equivalents	Shares	Cost	Fair Value	% of Net Assets
UBS Select Treasury Institutional Fund, 4.01% (i)	10,142,796	$10,142,796	$10,142,796	3.01%

Total Cash Equivalents	10,142,796	$10,142,796	$10,142,796	3.01%

Total Investments and Cash Equivalents		$209,297,988	$325,713,237	96.81%

Other Assets less Liabilities			10,739,370	3.19

Members’ Capital			$336,452,607	100.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.

(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.

(d)	The Investment Fund is subject to an investor level gate of 25%.

(e)	The Fund has submitted a full redemption notice for this holding, and as such, is receiving its proceeds from the Investment Fund.

(f)	This portion of this holding ($2,478,344) is under lock-up and is not redeemable without paying a fee.

(g)	The Investment Fund is subject to an investor level gate of 50%.

(h)	This holding is under lock-up and is not redeemable without paying a fee.

(i)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) LLC. The rate shown is the current yield as of September 30, 2025. The audited financial statements of this entity can be found at www.sec.gov.

	Value at 4/1/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 9/30/2025	Interest Income
UBS Select Treasury Institutional Fund	$4,325,291	$65,620,964	$(59,803,459)	$ -	$ -	$10,142,796	$120,675

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Statement of Operations

(Unaudited)

Period from April 1, 2025 to September 30, 2025

INVESTMENT INCOME

Interest	$120,675

Total Investment Income	120,675

EXPENSES

Management Fee	2,571,463
Incentive Fee	1,147,629
Professional fees	568,057
Commitment Fee	157,459
Administration fee	136,201
Tax compliance fees	75,000
Interest expense	65,315
Officer’s and Trustees’ fees	47,448
Custody fee	3,600
Printing, insurance and other expenses	104,177

Total Expenses	4,876,349

Net Investment Loss	(4,755,674)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	29,150,488
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(2,589,858)

Net Realized and Unrealized Gain/(Loss) from Investments	26,560,630

Net Increase in Net Assets Derived from Operations	$21,804,956

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Statements of Changes in Net Assets

Year Ended March 31, 2025 and Period from April 1, 2025 to September 30, 2025 (Unaudited)

Net Assets at April 1, 2024	$377,237,348

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(9,222,953)
Net realized gain/(loss) from investments in Investment Funds	30,576,928
Net change in unrealized appreciation/depreciation on investments in Investment Funds	6,785,283

Net Increase in Net Assets Derived from Operations	28,139,258

DISTRIBUTIONS TO SHAREHOLDERS (See Note 2d)	(28,259,480)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 3,094.700 Shares	3,034,750
Reinvestment of distributions of 24,324.186 Shares	23,283,661
Shareholders’ redemptions of 72,540.841 Shares	(70,170,842)

Net Decrease in Net Assets Derived from Capital Transactions	(43,852,431)

Net Assets at March 31, 2025	$333,264,695

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(4,755,674)
Net realized gain/(loss) from investments in Investment Funds	29,150,488
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(2,589,858)

Net Increase in Net Assets Derived from Operations	21,804,956

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 1,738.784 Shares	1,700,000
Shareholders’ redemptions of 20,155.596 Shares	(20,317,044)

Net Decrease in Net Assets Derived from Capital Transactions	(18,617,044)

Net Assets at September 30, 2025	$336,452,607

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Statement of Cash Flows

(Unaudited)

Period from April 1, 2025 to September 30, 2025

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets derived from operations	$21,804,956
Adjustments to reconcile net increase in net assets derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(25,000,000)
Proceeds from disposition of investments in Investment Funds	69,272,381
Net realized (gain)/loss from investments in Investment Funds	(29,150,488)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	2,589,858
Changes in assets and liabilities:
(Increase)/decrease in assets:
Receivable from Investment Funds	(17,217,327)
Interest receivable	(5,772)
Other assets	(37,213)
Increase/(decrease) in liabilities:
Management Fee payable	9,255
Incentive Fee payable	491,399
Professional fees payable	(80,735)
Administration fee payable	(76,956)
Tax compliance fees payable	(37,500)
Officer’s and Trustees’ fees payable	9,397
Other liabilities	11,657
Net cash provided by operating activities	22,582,912

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders’ subscriptions, including change in subscriptions received in advance	1,427,000
Payments on shareholders’ redemptions, including change in shareholders’ redemptions payable	(22,792,407)
Proceeds from loan	13,300,000
Principal payment on loan	(8,700,000)
Net cash used in financing activities	(16,765,407)

Net increase in cash and cash equivalents	5,817,505
Cash and cash equivalents-beginning of period	4,325,291
Cash and cash equivalents-end of period	$10,142,796

Supplemental disclosure of cash flow information:
Interest expense paid	$65,315

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual shareholder’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from April 1, 2025 to September 30, 2025		Years Ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Per Share operating performance
Net asset value per Share, beginning	$960.15	$961.80	$952.64	$964.44	$998.50	$924.35
Gain/(Loss) from investment operations:
Net investment loss [a]	(13.84)	(24.69)	(21.72)	(20.33)	(20.41)	(26.22)
Net realized and unrealized gain (loss) from investments	77.33	101.00	94.83	55.45	17.59	178.42

Total gain/(loss) from investment operations	63.49	76.31	73.11	35.12	(2.82)	152.20

Distributions to shareholders	—	(77.96)	(63.95)	(46.92)	(31.24)	(78.05)

Net asset value per Share, ending	$1,023.64	$960.15	$961.80	$952.64	$964.44	$998.50

Ratio/Supplemental Data:

Ratio of net investment loss to average net assets [b,c]	(2.45%) [d]	(2.51%)	(2.26%)	(2.11%)	(2.04%)	(2.57%)

Ratio of gross expenses to average net assets after Incentive Fee [b,c]	2.52% [d]	2.58%	2.32%	2.12%	2.05%	2.57%

Ratio of net expenses to average net assets after Incentive Fee [b,c,e]	2.52% [d]	2.58%	2.32%	2.11%	2.05%	2.57%

Portfolio turnover rate	7.63% [f]	7.64%	20.35%	20.28%	24.88%	23.97%

Total return after Incentive Fee [g,h]	6.61% [f]	7.96%	7.94%	3.73	(0.30%)	16.32%

Asset coverage [i]	74.142	N/A	22.869	89.600	26.894	174.272

Net assets	$336,452,607	$333,264,695	$377,237,348	$407,558,180	$446,668,581	$479,962,538

a	Calculated based on the average Shares outstanding during the period.

b	Ratios to average net assets are calculated based on the average net assets for the period.

c	Ratios of net investment loss and total expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

d	Annualized, except for Incentive Fee where applicable.

e

The ratios of net expenses to average net assets before Incentive Fee were 2.19%, 2.18%, 1.92%, 2.06%, 2.01%, and 1.99% for the period from April 1, 2025 to September 30, 2025 and the years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.

f	Not annualized.

g

The total returns before Incentive Fee were 6.97%, 8.39%, 8.37%, 3.78%, (0.27%) and 16.99% for the period from April 1, 2025 to September 30, 2025 and the years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Financial Highlights (continued)

h

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales charges.

i

Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets and dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding. The Fund’s senior securities during this time period were comprised only of temporary borrowings made pursuant to secured revolving lines of credit agreements (see Note 6). There were no senior securities payable outstanding as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Notes to Financial Statements

(Unaudited)

September 30, 2025

1.	Organization

A&Q Multi-Strategy Fund (the “Fund”) was formed as a statutory trust under the laws of Delaware on February 7, 2011 and commenced operations on March 29, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is commonly referred to as a “fund of funds”. Its investment objective is to seek to consistently realize risk-adjusted appreciation principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”). The Fund seeks to achieve its investment objective primarily through the identification, selection and monitoring of Investment Managers and Investment Funds that UBS AM Americas (as defined below) believes will produce attractive returns over time. By diversifying the approach by which the Fund’s assets are invested, the Fund seeks to achieve performance results that are less volatile in both rising and falling markets than investments made in accordance with a single approach.

Subject to the provisions of the Fund’s Agreement and Declaration of Trust, as amended and restated from time to time (the “Declaration”), and the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Trustees (the “Board”, with an individual member referred to as a “Trustee”). The Trustees shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out their duties under the Declaration. Each Trustee shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a Delaware corporation, and each Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”) shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a closed-end management investment company registered under the 1940 Act and organized as a Delaware corporation who is not an “interested person” of such company. The Trustees may perform such acts as they, in their sole discretion, determine to be proper for conducting the business of the Fund. No Trustee shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Trustee’s authority as delegated by the Board. The Board may delegate (as may be permitted by the Declaration, the Fund’s By-Laws and the Delaware Statutory Trust Act) the management of the Fund’s day-to-day operations to one or more officers of the Fund or other persons (including, without limitation, UBS AM Americas (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS Asset Management (Americas) LLC (“UBS AM Americas” or the “Adviser”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

1.	Organization (continued)

The Adviser is a wholly owned subsidiary of UBS Group AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Initial and additional applications for shares of beneficial interest (“Shares”) by eligible investors may be accepted at such times as the Board may determine and are generally accepted monthly. The Board reserves the right to reject any application for Shares in the Fund. Shares may be purchased as of the first business day of each month at the Fund’s then current net asset value (“NAV”) per Share. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders as of the end of each calendar quarter. During the period from April 1, 2025 to September 30, 2025, 20,155.596 Shares were repurchased.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by non-governmental entities. The Fund’s financial statements are prepared in accordance with US GAAP.

The Adviser has determined that the Fund is an investment company as outlined in the FASB Accounting Standards Update No. 2013-08, Financial Services - Investment Companies (Topic 946) - Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with US GAAP, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses NAV as its measure of fair value of an investment in an Investment Fund when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

US GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). US GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities require greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Fund as of September 30, 2025. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2025. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the credit/income strategy (total fair value of $50,769,887) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of September 30, 2025, the Investment Funds in the credit/income strategy had $33,990,285, representing approximately 67% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the equity hedged strategy (total fair value of $106,945,631) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2025, the Investment Funds in the equity hedged strategy had $43,408,161, representing approximately 41% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $2,478,344, representing approximately 2% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments is 3 months at September 30, 2025.

The Investment Fund in the multi-strategy strategy (total fair value of $19,428,911) invests in both long and short, equity and debt strategies that are primarily in U.S. based securities. The

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

management of this Investment Fund seeks arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. The Investment Fund in the multi-strategy strategy is not subject to investor level gates and/or lock-ups.

The Investment Funds in the relative value strategy (total fair value of $91,861,670), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of September 30, 2025, the Investment Funds in the relative value strategy had $91,861,670, representing 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $47,306,978, representing approximately 51% of the value of the investments in this category, that cannot be redeemed in full because the investment includes a restriction that does not allow for redemptions in the first 12-30 months after acquisition. The remaining restriction period for this investment ranges from 8-27 months at September 30, 2025.

The Investment Funds in the trading strategy (total fair value of $46,564,342) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of September 30, 2025, the Investment Funds in the trading strategy had $39,169,068, representing approximately 84% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $9,787,723, representing approximately 21% of the value of the investments in this category, that cannot be redeemed in full because the investment includes a restriction that does not allow for redemptions in the first 24 months after acquisition. The remaining restriction period for this investment ranges from 7-9 months at September 30, 2025.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $315,570,441 and is therefore excluded from the fair value hierarchy. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to ASC 820 in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s Investment Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s net assets at September 30, 2025.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

2.	Significant Accounting Policies (continued)

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is earned from the investment in affiliate and recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; due diligence, including travel and related expenses; expenses of meetings of the Board; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

d.	Income Taxes

The Fund intends, consistent with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes. The Fund has a September 30 tax year-end. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances at September 30, 2025.

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. The Adviser has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period from April 1, 2025 to September 30, 2025, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within 12 months of the reporting date.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below, between total distributable earnings and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2025. Such permanent reclassifications are attributable to differences between book and tax reporting of the Fund’s investments which do not affect net assets or NAV per Share values.

Total Distributable Earnings	Paid in Capital
$0	($0)

The tax character of distributions paid to shareholders during the financial statement year ended March 31, 2025 was $24,576,449 of ordinary income and $3,683,031 of distribution in excess of ordinary income. The tax character of distributions paid to shareholders during the financial statement year ended March 31, 2024 was $19,750,163 of ordinary income and $5,953,200 of distribution in excess of ordinary income.

The tax basis of distributable earnings as of September 30, 2025 (the Fund’s most recent tax year) shown below represents future distribution requirements that the Fund must satisfy under the income tax regulations.

Undistributed Ordinary Income	Capital Loss Carryforward	Qualified Late Year Loss Deferrals*	Net Unrealized Appreciation/ (Depreciation)
$0	$0	$6,614,418	$33,196,034

* Under federal tax law, qualified late year ordinary and capital losses realized after December 31 and October 31, respectively, may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended September 30, 2025, the Fund incurred a late year ordinary loss of $6,614,418 and a capital loss of $0 which it will elect to defer to the tax year ending September 30,2026.

At September 30, 2025, the Fund utilized $6,032,474 of capital loss carryforward. The capital loss carryforward is available to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses and are not subject to expiration.

The federal tax cost of investments is adjusted for taxable income allocated to the Fund from the Investment Funds. The aggregate tax cost of investments at September 30, 2025 is $292,517,203. Investment net tax basis unrealized appreciation was $33,196,034 consisting of $33,685,377 unrealized appreciation and $489,343 unrealized depreciation.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The primary reason for differences between the earnings reported above and the federal tax cost of investments, in comparison with the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2025, relates to cumulative differences between tax and US GAAP financial statement reporting requirements on the portfolio investments.

e.	Cash and Cash Equivalents

Cash consists of monies held at The Bank of New York Mellon. Cash equivalents consist of short-term investments that have maturities of three months or less at the date of purchase or money market funds. Such accounts, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. At September 30, 2025, the Fund held an investment of $10,142,796 in the UBS Select Treasury Institutional Fund, an affiliate of the Fund, which is included within cash and cash equivalents in the Statement of Assets and Liabilities. The UBS Select Treasury Institutional Fund invests primarily in government securities and other short-term, highly liquid instruments. The cash equivalents are recorded at NAV per share which approximates fair value and are considered to be Level 1 within the fair value hierarchy. There were no restrictions on cash and cash equivalents held as of September 30, 2025.

f.	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

g.	Reportable Segment

The Fund has adopted FASB Accounting Standards Updates No. 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statements disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

2.	Significant Accounting Policies (continued)

g.	Reportable Segment (continued)

chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund’s Board and providing other support services. In consideration for all such services, the Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at an annual rate of 1.50% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee (as described below) accruals if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date. During the period from April 1, 2025 to September 30, 2025, the Fund incurred a Management Fee of $2,571,463, of which $1,295,215 remains payable and is included in the Statement of Assets and Liabilities at September 30, 2025.

The Management Fee is computed as of the start of business on the last business day of the period to which each Management Fee relates, after adjustment for any Share purchases effective on such date, and is payable in arrears. A portion of the Management Fee and Incentive Fee (as defined below) is paid by UBS AM Americas to its affiliates.

In addition to the Management Fee paid to the Adviser, the Fund also pays the Adviser an incentive fee (the “Incentive Fee”), on a quarterly basis, at an annual rate of 5% of the Fund’s net profits, if

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

3.	Related Party Transactions (continued)

any. For the purposes of calculating the Incentive Fee, net profits will be determined by taking into account net realized gain or loss (including any realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including Management Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters (the “cumulative loss”) have been recovered by the Fund, known as a “high water mark” calculation. The cumulative loss to be recovered before payment of Incentive Fees will be reduced in the event of withdrawals by shareholders. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a fiscal quarter will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal quarter. During the period from April 1, 2025 to September 30, 2025, the Fund incurred an Incentive Fee of $1,147,629, of which $546,208 remains payable and is included in the Statement of Assets and Liabilities at September 30, 2025.

The Incentive Fee is in addition to the incentive fees or allocations charged by the unregistered Investment Funds.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., together with any other broker or dealer appointed by the Fund as distributor of its Shares (the “Distributor”), acts as the distributor of the Fund’s Shares on a best efforts basis, subject to various conditions, without special compensation from the Fund. Currently, UBS FSI acts as the sole distributor of the Fund’s Shares, and bears its own costs associated with its activities as distributor. Sales loads, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

Each Trustee of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chair of the Board and the Chair of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the two other registered alternative investment funds advised by UBS AM Americas. All Trustees are reimbursed by the Fund for all reasonable out of pocket expenses.

During the period from April 1, 2025 to September 30, 2025, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $9,397 which is included in Officer’s and Trustees’ fees in the Statement of Operations. The payable related to such fees incurred in prior periods of $14,095 is included in Officer’s and Trustees’ fees payable in the Statement of Assets and Liabilities.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

3.	Related Party Transactions (continued)

The Fund, along with the two other registered alternative investment funds advised by UBS AM Americas, and the Trustees, are insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. The annual premiums are allocated among the funds on a pro-rata basis based on each fund’s assets under management. On an annual basis, the allocation methodology is reviewed and approved by the Board and the Adviser determines the amounts to be charged to each fund based upon the Board approved methodology. During the period from April 1, 2025 to September 30, 2025, the Fund incurred $40,562 in insurance fees, which is included in printing, insurance and other expenses in the Statement of Operations, of which none was payable at September 30, 2025.

The Fund, along with several other funds advised by UBS AM Americas, is party to a Credit Agreement (See Note 6). On a quarterly basis, the credit provider charges a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Adviser negotiates the commitment amount with the counterparty based on the amount each fund will be expected to borrow at a given time. The Commitment Fee is allocated to each fund based on the sub-limit borrowing amount which is disclosed within the Credit Agreement. During the period from April 1, 2025 to September 30, 2025, the Fund incurred a Commitment Fee of $157,459 to the counterparty, of which $28,400 remains payable and is included in other liabilities in the Statement of Assets and Liabilities at September 30, 2025.

The Adviser may incur expenses on behalf of the Fund for certain activities which benefit the investment funds managed by the Adviser. During the period from April 1, 2025 to September 30, 2025, the Fund did not incur other Adviser fees, and none were payable at September 30, 2025.

Other investment partnerships sponsored by UBS Group AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), in its role as the Fund’s administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly administration fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly administration fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Group AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Bank of New York Mellon serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with domestic and foreign sub custodians (which may be banks, trust

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

4.	Administration and Custody Fees (continued)

companies, securities depositories and clearing agencies) approved by the Trustees. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian.

5.	Share Capital and NAV

The Fund is authorized to issue an unlimited number of Shares. The Fund has registered $570,704,781 of Shares for sale under its Registration Statement (File No. 333-281099). The Shares are distributed by UBS FSI, as the Fund’s Distributor. The Distributor may pay from its own resources compensation to its financial advisors, as well as third party securities dealers and other industry professionals, in connection with the sale and distribution of the Shares or ongoing servicing of clients with whom they have placed Shares in the Fund.

Capital share transactions for outstanding Shares in the Fund during the period from April 1, 2025 to September 30, 2025 are summarized as follows:

Outstanding Shares April 1, 2025	Subscriptions	Redemptions	Outstanding Shares September 30, 2025	NAV Per Share
347,098.100	1,738.784	(20,155.596)	328,681.288	$1,023.64

6.	Loan Payable

The Fund, along with several other funds advised by UBS AM Americas, has entered into a secured Amended and Restated Credit Agreement dated as of September 1, 2022, as amended, supplemented or otherwise modified from time to time with a third-party commercial bank, which will terminate on June 16, 2026 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $71,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day of Daily Simple Secured Overnight Financing Rate (“SOFR”) or Term SOFR for a tenor of one month as determined by the borrower plus 1.50%. There is a Commitment Fee payable by the Fund, calculated at 45 basis points times the actual daily amount of the line of credit not utilized.

During the period from April 1, 2025 to September 30, 2025, the Fund’s average interest rate paid on borrowings was 5.87% per annum and the average borrowings outstanding was $1,113,611. The Fund had borrowings of $4,600,000 outstanding at September 30, 2025. Interest expense during the period from April 1, 2025 to September 30, 2025 was $65,315, none of which was payable at September 30, 2025.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2025

7.	Investments

As of September 30, 2025, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments during the period from April 1, 2025 to September 30, 2025 amounted to $25,000,000 and $69,272,381, respectively.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.00% to 2.85% (per annum) of net assets and incentive fees or allocations ranging from 10.00% to 40.00% of net profits earned. No Investment Funds have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

9.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.	Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

Subsequent to September 30, 2025, the Fund paid shareholders’ redemptions payable of $10,115,026 in full.

A&Q MULTI-STRATEGY FUND (UNAUDITED)

The Board of Trustees of the Fund last evaluated the Investment Advisory Agreement (the “Advisory Agreement”) at a Board meeting held on September 16, 2025. The Board is comprised solely of independent Trustees, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Trustees reviewed materials furnished by UBS Asset Management (Americas) LLC (the “Adviser”), including information regarding the Adviser and its affiliates, personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, also were included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.

The Trustees reviewed, among other things, the nature of the advisory services provided by the Adviser to the Fund, including its investment process, and the experience of the investment advisory and other personnel that provide services to the Fund. The Trustees discussed the ability of the Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser’s employment of skilled investment professionals, research analysts and administrative, legal and compliance staff members to seek to ensure that a high level of quality in compliance and administrative services is provided to the Fund. The Trustees recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser’s affiliates. Accordingly, the Trustees felt that the quality of services offered by the Adviser to the Fund was appropriate and that the personnel providing such services had sufficient expertise to manage the Fund.

The Trustees reviewed the performance of the Fund and compared that performance to the performance of other investment funds presented by the Adviser that had objectives and strategies similar to those of the Fund and are managed by other, third-party investment advisers as well as the Adviser (the “Comparable Funds”). The Trustees recognized that one of the Comparable Funds that is structured as a private fund is not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and that can adversely affect the Fund’s performance relative to that of the Comparable Funds. The information presented to the Trustees showed that, while the Fund’s performance for the year-to-date, three- and five-year periods ended June 30, 2025 was below the median performance of the Comparable Funds for the same periods, the Fund outperformed the FTSE US Broad Investment Grade Bond Index for the three- and five-year periods ended June 30, 2025, and the HFRI FOF: Diversified Index for the year-to-date and the three-year periods ended June 30, 2025.

The Trustees considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Trustees showed that the Fund’s management fee was above the median management fee of the Comparable Funds, but within the range of management fees charged by the Comparable Funds. The information also showed that the Comparable Funds do not charge incentive fees, with the exception of a Comparable Fund managed by the Adviser (the “Comparable UBS Fund”), which charges a higher incentive fee than the Fund. In comparing the advisory fees being charged to the Fund to those charged to other advisory clients of the Adviser, the Trustees noted that the Fund’s management fee was equal to the standard management fee of the Adviser’s retail clients and the management fee of the Comparable UBS Fund, and that the Fund’s incentive fee was below the standard incentive fee of the Adviser’s retail clients and non-retail clients and the incentive fee of the Comparable UBS Fund.

The Trustees also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits realized by the Adviser and its affiliates under the Fund’s Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate. The Trustees also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale.

The Trustees determined that the fees under the Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining. After considering all factors that it considered relevant, the Board approved the renewal of the Advisory Agreement.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent 12-month period ended June 30, no later than August 31. The Fund’s voting record is available: (i) without charge, upon request, by calling (888)793-8637; (ii) without charge on the following website: https://www.ubs.com/us/en/assetmanagement/capabilities/hedge-funds/hedge-fund-solutions.html; and (iii) in Form N-PX filings on the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available, without charge, on the SEC’s website at http://www.sec.gov.

The Report to Shareholders is attached herewith.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Multi-Strategy Fund

By (Signature and Title)*	/s/ Peter Thiede
Peter Thiede, Principal Executive Officer

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Thiede
Peter Thiede, Principal Executive Officer

Date	December 5, 2025

By (Signature and Title)*	/s/ Martin Fuchs
Martin Fuchs, Principal Accounting Officer

Date	December 5, 2025

* Print the name and title of each signing officer under his or her signature.